Shareholder Fees {- Asset Manager Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Asset Manager Portfolio Investor PRO-12 | Asset Manager Portfolio
Shareholder Fees:
(fees paid directly from your investment)